Expenses by nature (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Cost of sale of goods and services	$ 1,000,000,000	$ 939,000,000	$ 865,000,000
Salaries, social security costs and other personnel expenses	3,541,000,000	4,262,000,000	5,429,000,000
Depreciation and amortization	642,000,000	716,000,000	560,000,000
Fees and payments for services	650,000,000	857,000,000	936,000,000
Maintenance, security, cleaning, repairs and others	1,955,000,000	2,935,000,000	3,464,000,000
Advertising and other selling expenses	398,000,000	877,000,000	1,002,000,000
Taxes, rates and contributions	1,422,000,000	1,745,000,000	1,966,000,000
Director's fees	845,000,000	613,000,000	998,000,000
Leases and service charges	239,000,000	264,000,000	279,000,000
Allowance for doubtful accounts, net	194,000,000	464,000,000	191,000,000
Other expenses	185,000,000	323,000,000	476,000,000
Total cost and expense	11,071,000,000	13,995,000,000	16,166,000,000
General And Administrative Expenses [Member]
Statement [Line Items]
Cost of sale of goods and services	0	0	0
Salaries, social security costs and other personnel expenses	1,156,000,000	1,200,000,000	1,488,000,000
Depreciation and amortization	224,000,000	225,000,000	172,000,000
Fees and payments for services	228,000,000	566,000,000	625,000,000
Maintenance, security, cleaning, repairs and others	273,000,000	340,000,000	335,000,000
Advertising and other selling expenses	0	0	36,000,000
Taxes, rates and contributions	124,000,000	134,000,000	137,000,000
Director's fees	845,000,000	613,000,000	998,000,000
Leases and service charges	36,000,000	35,000,000	49,000,000
Allowance for doubtful accounts, net	0	0	0
Other expenses	131,000,000	188,000,000	246,000,000
Total cost and expense	3,017,000,000	3,301,000,000	4,086,000,000
Costs [Member]
Statement [Line Items]
Cost of sale of goods and services	1,000,000,000	939,000,000	865,000,000
Salaries, social security costs and other personnel expenses	2,239,000,000	2,861,000,000	3,716,000,000
Depreciation and amortization	412,000,000	488,000,000	382,000,000
Fees and payments for services	127,000,000	225,000,000	223,000,000
Maintenance, security, cleaning, repairs and others	1,679,000,000	2,590,000,000	3,123,000,000
Advertising and other selling expenses	358,000,000	774,000,000	833,000,000
Taxes, rates and contributions	511,000,000	678,000,000	906,000,000
Director's fees	0	0	0
Leases and service charges	189,000,000	200,000,000	200,000,000
Allowance for doubtful accounts, net	0	0	0
Other expenses	49,000,000	117,000,000	213,000,000
Total cost and expense	6,564,000,000	8,872,000,000	10,461,000,000
Selling Expenses [Member]
Statement [Line Items]
Cost of sale of goods and services	0	0	0
Salaries, social security costs and other personnel expenses	146,000,000	201,000,000	225,000,000
Depreciation and amortization	6,000,000	3,000,000	6,000,000
Fees and payments for services	295,000,000	66,000,000	88,000,000
Maintenance, security, cleaning, repairs and others	3,000,000	5,000,000	6,000,000
Advertising and other selling expenses	40,000,000	103,000,000	133,000,000
Taxes, rates and contributions	787,000,000	933,000,000	923,000,000
Director's fees	0	0	0
Leases and service charges	14,000,000	29,000,000	30,000,000
Allowance for doubtful accounts, net	194,000,000	464,000,000	191,000,000
Other expenses	5,000,000	18,000,000	17,000,000
Total cost and expense	$ 1,490,000,000	$ 1,822,000,000	$ 1,619,000,000